Investments Accounted for Using Equity Method - Summary of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments Accounted For Using Equity Method [Abstract]
Investments in associates	¥ 190	¥ 324
Investments in joint ventures	46	54
Investments accounted for using equity method	¥ 236	¥ 378	¥ 292